Consolidated Statements of Comprehensive Income - Spetner Associates Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue
Total revenue	$ 14,674,122	$ 7,951,870
Operating expenses
Commission expense	223,004	244,266
Enrollment expense	1,086,182	1,530,770
Salaries and wages	3,516,128	2,879,575
General and administrative	1,454,627	1,463,809
Pension expense	1,542	401,713
Related party service fees	789,000	534,511
Total operating expenses	7,070,483	7,054,644
Net income from operations	7,603,639	897,226
Other income (expense)
Charitable contribution expense	(5,588,474)	(753,012)
Interest income (expense), net	129,500	13,387
Total other income (expense)	(5,458,974)	(739,625)
Net income before other comprehensive income	2,144,665	157,601
Other comprehensive income
Gain (loss) in fair value of Plan Assets	(726,615)	661,512
Net comprehensive income	1,418,050	819,113
Commission Income [Member]
Revenue
Total revenue	14,261,944	7,734,257
Service and Fee Income [Member]
Revenue
Total revenue	$ 412,178	$ 217,613